INCOME TAXES	12 Months Ended
Sep. 30, 2012
INCOME TAXES
INCOME TAXES

13.      INCOME TAXES

Income tax expense for the years ended September 30, 2012, 2011 and 2010 is summarized as follows:

	2012	2011	2010
Current expense:
Federal	$2,614,954	$2,387,642	$4,102,344
State	527,100	377,500	18,100
Deferred expense (benefit)	1,121,173	384,665	(3,861,067)
Total	$4,263,227	$3,149,807	$259,377

Income tax expense differs from that computed at the federal statutory rate of 35% for the year ended September 30, 2012 and 34% for the years ended September 30, 2011 and 2010 as follows:

	2012		2011		2010
	Amount	%	Amount	%	Amount	%
Tax at statutory federal income tax rate	$4,932,520	35.0%	$3,812,959	34.0%	$1,207,736	34.0%
Non-taxable income from bank-owned life insurance	(350,563)	(2.5)	(364,357)	(3.3)	(371,331)	(10.4)
Non-taxable interest and dividends	(517,512)	(3.7)	(487,417)	(4.3)	(440,263)	(12.4)
State taxes, net of federal benefit	342,615	2.4	249,150	2.2	11,946	0.3
Other, net	(143,833)	(0.9)	(60,528)	(0.5)	(148,711)	(4.2)
Total	$4,263,227	30.3%	$3,149,807	28.1%	$259,377	7.3%

The components of deferred tax assets and liabilities are as follows:

	2012	2011
Deferred tax assets:
Allowance for loan losses	$8,378,598	$10,661,185
Restricted stock awards	625,609	341,262
Non-accrual interest	733,418	328,138
Deferred compensation	2,013,960	1,894,867
Equity investments	117,870	129,692
Other	739,580	402,482
Total deferred tax assets	12,609,035	13,757,626

Deferred tax liabilities:
FHLB stock dividends	152,311	152,311
Core deposit intangible	15,559	30,185
Premises and equipment	768,039	777,827
Unrealized gains on securities available for sale	13,161	190
Other	21,473	24,476
Total deferred tax liabilities	970,543	984,989

Net deferred tax assets	$11,638,492	$12,772,637

At September 30, 2012, the Company had $137,000 of unrecognized tax benefits, $129,000 of which would affect the effective tax rate if recognized.  The Company recognizes interest related to uncertain tax positions in income tax expense and classifies such interest and penalties in the liability for unrecognized tax benefits.  As of September 30, 2012, the Company had approximately $8,000 accrued for the payment of interest and penalties.  The tax years ended September 30, 2009 through 2012 remain open to examination by the taxing jurisdictions to which the Company is subject.

The aggregate changes in the balance of gross unrecognized tax benefits for the year ended September 30, 2012, which excludes interest and penalties, are as follows:

Balance at September 30, 2011	$129,000
Increases related to tax positions taken during a prior period	—
Decreases related to tax positions taken during a prior period	—
Increases related to tax positions taken during the current period	33,000
Decreases related to tax positions taken during the current period	—
Decreases related to settlements with taxing authorities	—
Decreases related to the expiration of the statute of limitations	(33,000)
Balance at September 30, 2012	$129,000

Retained earnings at September 30, 2012 included earnings of approximately $4.1 million representing tax bad debt deductions, net of actual bad debts and bad debt recoveries, for which no provision for federal income taxes has been made.  If these amounts are used for any purpose other than to absorb loan losses, they will be subject to federal income taxes at the then prevailing corporate rate.

A valuation allowance should be provided on deferred tax assets when it is more likely than not that some portion of the assets will not be realized.  The Company has not established a valuation allowance at September 30, 2012 or 2011 because management believes that all criteria for recognition have been met, including the existence of a history of taxes paid or qualifying tax planning strategies that are sufficient to support the realization of deferred tax assets.